Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EAGLE CAPITAL APPRECIATION FUND
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2015